Segmented Information - Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net premiums earned	$ 16,558.0	$ 13,988.7
Interest and dividends	640.8	769.2
Share of profit (loss) of associates	402.0	(112.8)
Net gains (losses) on investments	3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries	264.0	117.1
Other revenue	5,158.0	4,719.6
Income	$ 26,467.9	$ 19,794.9
Geographic
Disclosure of geographical areas [line items]
Distribution of net premiums earned	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Net premiums earned	$ 2,078.2	$ 1,659.0
Canada | Geographic
Disclosure of geographical areas [line items]
Distribution of net premiums earned	12.60%	11.90%
United States
Disclosure of geographical areas [line items]
Net premiums earned	$ 10,333.4	$ 8,741.0
United States | Geographic
Disclosure of geographical areas [line items]
Distribution of net premiums earned	62.40%	62.40%
Asia
Disclosure of geographical areas [line items]
Net premiums earned	$ 1,247.0	$ 1,104.8
Asia | Geographic
Disclosure of geographical areas [line items]
Distribution of net premiums earned	7.50%	7.90%
International
Disclosure of geographical areas [line items]
Net premiums earned	$ 2,899.4	$ 2,483.9
International | Geographic
Disclosure of geographical areas [line items]
Distribution of net premiums earned	17.50%	17.80%
Property and Casualty Insurance and Reinsurance
Disclosure of geographical areas [line items]
Net premiums earned	$ 16,090.2	$ 13,860.6
Property and Casualty Insurance and Reinsurance | Canada
Disclosure of geographical areas [line items]
Net premiums earned	2,078.2	1,658.9
Property and Casualty Insurance and Reinsurance | United States
Disclosure of geographical areas [line items]
Net premiums earned	9,975.3	8,739.9
Property and Casualty Insurance and Reinsurance | Asia
Disclosure of geographical areas [line items]
Net premiums earned	1,247.0	1,104.8
Property and Casualty Insurance and Reinsurance | International
Disclosure of geographical areas [line items]
Net premiums earned	2,789.7	2,357.0
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Disclosure of geographical areas [line items]
Net premiums earned	1,800.9	1,424.1
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | Canada
Disclosure of geographical areas [line items]
Net premiums earned	1,782.7	1,407.3
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | United States
Disclosure of geographical areas [line items]
Net premiums earned	18.2	16.8
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Disclosure of geographical areas [line items]
Net premiums earned	4,245.9	3,586.6
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | Canada
Disclosure of geographical areas [line items]
Net premiums earned	124.1	101.2
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | United States
Disclosure of geographical areas [line items]
Net premiums earned	2,830.6	2,356.3
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | Asia
Disclosure of geographical areas [line items]
Net premiums earned	518.6	469.8
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | International
Disclosure of geographical areas [line items]
Net premiums earned	772.6	659.3
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Disclosure of geographical areas [line items]
Net premiums earned	2,512.8	2,426.2
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | Canada
Disclosure of geographical areas [line items]
Net premiums earned	2.2
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | United States
Disclosure of geographical areas [line items]
Net premiums earned	2,495.4	2,409.2
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | Asia
Disclosure of geographical areas [line items]
Net premiums earned	1.2	0.2
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | International
Disclosure of geographical areas [line items]
Net premiums earned	14.0	16.8
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Disclosure of geographical areas [line items]
Net premiums earned	711.1	643.8
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | United States
Disclosure of geographical areas [line items]
Net premiums earned	708.5	643.8
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | International
Disclosure of geographical areas [line items]
Net premiums earned	2.6
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Disclosure of geographical areas [line items]
Net premiums earned	1,754.3	1,710.7
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | Canada
Disclosure of geographical areas [line items]
Net premiums earned	90.5	97.7
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | United States
Disclosure of geographical areas [line items]
Net premiums earned	1,271.1	1,228.5
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | Asia
Disclosure of geographical areas [line items]
Net premiums earned	49.3	45.9
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | International
Disclosure of geographical areas [line items]
Net premiums earned	343.4	338.6
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Disclosure of geographical areas [line items]
Net premiums earned	3,451.6	2,722.6
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | Canada
Disclosure of geographical areas [line items]
Net premiums earned	78.5	52.6
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | United States
Disclosure of geographical areas [line items]
Net premiums earned	2,569.7	2,030.5
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | Asia
Disclosure of geographical areas [line items]
Net premiums earned	239.0	227.6
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | International
Disclosure of geographical areas [line items]
Net premiums earned	564.4	411.9
Property and Casualty Insurance and Reinsurance | Fairfax Asia
Disclosure of geographical areas [line items]
Net premiums earned	249.7	221.7
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Asia
Disclosure of geographical areas [line items]
Net premiums earned	249.7	221.7
Property and Casualty Insurance and Reinsurance | Other subsegment
Disclosure of geographical areas [line items]
Net premiums earned	1,363.9	1,124.9
Property and Casualty Insurance and Reinsurance | Other subsegment | Canada
Disclosure of geographical areas [line items]
Net premiums earned	0.2	0.1
Property and Casualty Insurance and Reinsurance | Other subsegment | United States
Disclosure of geographical areas [line items]
Net premiums earned	81.8	54.8
Property and Casualty Insurance and Reinsurance | Other subsegment | Asia
Disclosure of geographical areas [line items]
Net premiums earned	189.2	139.6
Property and Casualty Insurance and Reinsurance | Other subsegment | International
Disclosure of geographical areas [line items]
Net premiums earned	1,092.7	930.4
Life insurance and Run-off
Disclosure of geographical areas [line items]
Net premiums earned	467.8	128.1
Life insurance and Run-off | Canada
Disclosure of geographical areas [line items]
Net premiums earned		0.1
Life insurance and Run-off | United States
Disclosure of geographical areas [line items]
Net premiums earned	358.1	1.1
Life insurance and Run-off | International
Disclosure of geographical areas [line items]
Net premiums earned	$ 109.7	$ 126.9